Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepayments and Other Current Assets, Net - USD ($)	Mar. 31, 2024		Sep. 30, 2023		Sep. 30, 2022
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Tax refunds	$ 831,173	[1]	$ 512,292	[1]	$ 532,149	[2]
Deposits	198,461		204,652		187,691
Advance to suppliers	1,936,184		324,243		104,922
Prepaid expenses	1,896,638	[3]	8,224	[3]	71,348
Others	20,904		4,276		3,420
Prepayments and other current assets, net	$ 4,883,360		$ 1,053,687		$ 899,530

[1]	Tax refunds consist of consumption tax and value-added tax refund for export business. The Group is eligible for consumption tax and value-added tax refund for cross-border products sales in Japan and China.
[2]	Tax refunds consist of consumption tax and value-added tax refund for export business. The Group is eligible for consumption tax and value-added tax refund for cross-border products sales in Japan and China.
[3]	The company signed a service agreement with consulting management company Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. For the six months ended March 31, 2024, the amortized expense amount is $229,143.